Basis of Presentation and Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2025
Basis of Presentation and Summary of Significant Accounting Policies
Unaudited Condensed Consolidated Financial Statements

Unaudited Condensed Consolidated Financial Statements

The condensed consolidated financial statements included herein are unaudited and have been prepared solely by the Company’s management pursuant to the rules and regulations of the U.S. Securities and Exchange Commission for interim financial reporting.

Description of Business

Description of Business

MEDIROM Healthcare Technologies Inc. (“Parent”) and its six subsidiaries (collectively, the “Company”) are one of the leading holistic health services providers in Japan. The Company is a franchisor and operator of healthcare salons across Japan and is a preferred platform partner for large consumer brands, healthcare service providers, and government entities to affect positive health outcomes. The Company primarily engages in three lines of business: Relaxation Salon Segment (retail), Luxury Beauty (retail) and Digital Preventative Healthcare Segment (healthtech). Refer to description below and Note 6 for segment information.

Relaxation Salon Segment (See Note 6 for segment information)

The Relaxation Salon Segment is the core of the Company’s business, whereby the Company owns, develops, operates, or franchises and supports relaxation salons. The salon locations cover major cities throughout Japan, with strong market presence in the Tokyo metropolitan area. The Segment includes several Relaxation Salon brands including Re.Ra.Ku®, and as of June 30, 2025 and December 31, 2024, it has a total of 304 and 308 salons, respectively. The following table presents total number of salons by operation type:

	Number of
	Relaxation Salons
	As of	As of
	June 30, 2025	December 31, 2024
Directly-operated	223	220
Franchised	81	88
Total	304	308

The number of Directly-operated salons include 56 and 57 investor-owned salons as of June 30, 2025 and December 31, 2024, respectively.

Digital Preventative Healthcare Segment (See Note 6 for segment information)

The Digital Preventative Healthcare Segment mainly consists of the following operations: government-sponsored Specific Health Guidance program, utilizing our internally-developed on-demand health monitoring smartphone application, or Lav®; MOTHER Bracelet® for fitness applications.

Luxury Beauty Segment (See Note 6 for segment information)

The Luxury Beauty Segment is a business line acquired in October 2021 and operates high brand beauty salons in the central areas of Tokyo.

Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements are presented in Japanese yen, the currency of the country in which the Company is incorporated and principally operates. The accompanying unaudited condensed consolidated financial statements have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”) for interim financial statements. Accordingly, they do not include all disclosures required by accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information.

The results of operations for interim period are not necessarily indicative of the results to be expected for the fiscal year ending December 31, 2025 or for any other future annual or interim period. The accompanying unaudited condensed consolidated financial information should be read in conjunction with the Company’s annual financial statements and notes included in the Company’s Annual Report on Form 20-F for the year ended December 31, 2024, which was filed with the SEC on April 29, 2025.

Going Concern and Liquidity

Going Concern and Liquidity

The Company had a working capital deficit as of June 30, 2025 and for the last three years and an accumulated deficit as of June 30, 2025. Despite having a positive shareholders’ equity of ¥298,011 thousand as of June 30, 2025, the Company had net loss position and negative cash flows from operations for the six months ended June 30, 2025. We expect that our cash and cash equivalents as of June 30, 2025 of ¥32,663 thousand may not be sufficient to fund our operating expenses, capital expenditure requirements, and debt service obligations for the 12 months following the issuance date of the condensed consolidated financial statements. These conditions, among others, raise substantial doubt about the ability of the Company to continue as a going concern. The continuation as a going concern is dependent upon the Company’s ability to meet its financial requirements, raise additional capital, and the success of its future operations.

Management plans to alleviate the conditions that raise substantial doubt by raising additional capital through the issuance of common stock, other equity or debt financings, or refinancing of existing debt obligations. In addition, the Company has implemented plans to reduce the operating, and overhead and administrative expenses, including but not limited to cutting discretionary spending, renegotiating contracts to lower service costs, switching to less expensive suppliers. However, the Company’s ability to issue equity securities or obtain debt financing on acceptable terms, or at all, will depend on, among other things, its financial performance, general economic factors, including inflation and then-current interest rates, the condition of the credit and capital markets and other events, some of which may be beyond the Company’s control. The Company refinanced the existing loan agreement and renewed the credit facility agreement subsequent to June 30, 2025. See subsequent event footnote for the further detail. There are currently no written agreements in place for such funding or issuance of securities except for the debt finances described in the subsequent event footnote and there can be no assurance that such financing plans will be effectively implemented. Accordingly, the Company has concluded that substantial doubt exists about the Company’s ability to continue as a going concern for a period of at least 12 months following the issuance date of these financial statements.

The Company’s condensed consolidated financial statement as of June 30, 2025, were prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business.

Consolidation

Consolidation

The Company implemented an organizational restructuring through a business combination of its wholly-owned subsidiaries, effective January 1, 2025. Wing Inc. succeeded in all rights and obligations of Medirom Human Resources Inc. through an absorption-type merger. It succeeded in all rights and obligations held by JOYHANDS WELLNESS Inc. regarding its hot spring spa business operations through an absorption-type demerger. Furthermore, effective on the same date, it changed its name from Wing Inc. to MEDIROM Wellness Co. This organizational restructuring is a transaction under common control and has no impact on the condensed consolidated financial statements.

Separately, on January 1, 2025, the Company entered into a share transfer agreement with a third party and sold all of its shares of its wholly owned subsidiary, JOYHANDS WELLNESS Inc. As a result of the share transfer, the Company deconsolidated JOYHANDS WELLNESS Inc. as of January 1, 2025, and recognized a gain on the sale of shares of a wholly owned subsidiary of ¥2,650 thousand for the six months ended June 30, 2025, which is included in other, net on the condensed consolidated statements of operations.

The condensed consolidated financial statements for the six months ended June 30, 2025 include the accounts of Parent and the following subsidiaries: MEDIROM Wellness Co., Medirom Shared Services Inc., SAWAN Co., Ltd., ZACC Kabushiki Kaisha (“ZACC”), MEDIROM MOTHER Labs Inc. (“MML”), and MEDIROM Rehab Solutions Inc. For those consolidated subsidiaries where the Company’s ownership is less than 100%, the portion of the net income or loss allocable to the noncontrolling interests is reported as “Net income (loss) attributable to noncontrolling interests” in the condensed consolidated statements of operations. All intercompany transactions have been eliminated in consolidation. Investments in companies over which the Company has significant influence but not control are accounted for by the equity method. The Company evaluates its investments and other significant relationships to determine whether any investee is a variable interest entity (“VIE”). If the Company concludes that an investee is a VIE, the Company evaluates its power to direct the activities of the investee, its obligation to absorb the expected losses of the investee and its right to receive the expected residual returns of the investee to determine whether the Company is the primary beneficiary of the investee. If the Company is the primary beneficiary of a VIE, the Company consolidates such entity and reflects the noncontrolling interest of other beneficiaries of that entity. There is no VIE where the Company is the primary beneficiary as of June 30, 2025 and December 31, 2024.

Recently Issued Accounting Pronouncements Not Yet Adopted

Recently Issued Accounting Pronouncements Not Yet Adopted

ASU 2025-05 — Financial Instruments—Credit Losses (Topic 326): Measurement of Expected Credit Losses for Accounts Receivable and Contract Assets

Issued in August 2025, this ASU provides a practical expedient for measuring expected credit losses on certain short-term receivables and allows certain entities to consider subsequent collections received after the balance sheet date when estimating expected credit losses. This update is effective for fiscal years beginning after December 15, 2025, including interim periods within those fiscal years. The Company is currently evaluating the impact of the ASU on its consolidated financial statements and related disclosures.

ASU 2025-04 — Compensation—Stock Compensation (Topic 718) and Revenue from Contracts with Customers (Topic 606): Clarifications to Share-Based Consideration Payable to a Customer

Issued in July 2025, ASU 2025-04 clarifies the accounting for share-based payments granted to customers as consideration for goods or services. The amendments define that purchase- or volume-based conditions are performance conditions and remove the option to account for forfeitures as they occur (requiring estimation of forfeitures). The update also clarifies that the variable consideration constraint in ASC 606 does not apply to share-based consideration within the scope of ASC 718. The amendments are effective for fiscal years beginning after December 15, 2026, and interim periods within those fiscal years. Early adoption is permitted, with either a modified retrospective or full retrospective transition method. The Company is currently evaluating the impact of the ASU on its consolidated financial statements and related disclosures.

ASU 2025-03 — Business Combinations (Topic 805) and Consolidation (Topic 810): Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity

In May 2025, the FASB issued ASU 2025-03, which modifies the guidance for determining the accounting acquirer when a variable interest entity (“VIE”) that is a business is acquired. The amendment eliminates the requirement that the primary beneficiary of a VIE must always be identified as the accounting acquirer. Instead, entities must apply the general guidance in ASC 805 for identifying the accounting acquirer based on control and other relevant factors. The standard is effective for fiscal years beginning after December 15, 2026, including interim periods within those fiscal years, and will be applied prospectively to business combinations occurring on or after the adoption date. Early adoption is permitted. The Company is currently evaluating the impact of the ASU on its consolidated financial statements and related disclosures.

ASU 2025-01 — Income Statement—Reporting Comprehensive Income (Topic 220): Clarification of the Interim Reporting Effective Date for ASU 2024-03

Issued in January 2025, the ASU clarifies the effective date of ASU 2024-03 regarding the disaggregation of certain income statement expenses. The clarification specifies that the interim period effective date aligns with the annual period effective date, such that the guidance is effective for annual periods beginning after December 15, 2026, and interim periods within those fiscal years beginning after December 15, 2027. The Company is currently evaluating the effect of the expense disaggregation disclosure requirements and does not anticipate a material impact other than expanded presentation and disclosure upon adoption.

ASU 2024-04 — Debt—Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversions of Convertible Debt Instruments

In March 2024, the FASB issued ASU 2024-04 to clarify how to determine whether a modification or exchange of a convertible debt instrument should be accounted for as an induced conversion or an extinguishment. The amendment provides guidance on evaluating whether the terms are substantially different from the original conversion terms and clarifies disclosure requirements for induced conversions. The amendments are effective for fiscal years beginning after December 15, 2025, including interim periods within those fiscal years, and are applied prospectively to transactions occurring after the adoption date. Early adoption is permitted. The Company is currently evaluating the impact of the ASU on its consolidated financial statements and related disclosures.

ASU 2023-09 — Income Taxes (Topic 740): Improvements to Income Tax Disclosures

Issued in December 2023, this ASU requires enhanced income tax disclosures, including disaggregated information about income taxes paid by jurisdiction, and a more detailed rate reconciliation using both percentages and currency amounts. The amendments are effective for annual periods beginning after December 15, 2024, and are to be applied prospectively, with early adoption permitted. The Company will adopt this ASU for the fiscal year beginning January 1, 2025. The Company is currently evaluating the impact of the ASU on its consolidated financial statements and related disclosures.